Note 20 - Deferred Income Tax - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
At the beginning of the year		$ 197,433	$ 304,438
Translation differences		1,100	4,171
Increase due to business combinations		10,847
Charged directly to other comprehensive income		(838)	1,898
Income statement charge / (credit)		(97,240)	(113,897)
Effect of adoption of new standards			823
At the end of the year		111,302	197,433
Deferred tax assets, provisions and allowances [member]
Statement Line Items [Line Items]
At the beginning of the year		(16,116)	(26,475)
Translation differences		362	2,532
Increase due to business combinations		(1,160)
Charged directly to other comprehensive income			23
Income statement charge / (credit)		(2,739)	6,852
Effect of adoption of new standards			952
At the end of the year		(19,653)	(16,116)
Deferred tax assets, inventory [member]
Statement Line Items [Line Items]
At the beginning of the year		(86,585)	(89,555)
Translation differences		306	1,447
Increase due to business combinations		(1,413)
Charged directly to other comprehensive income
Income statement charge / (credit)		(5,712)	1,523
Effect of adoption of new standards
At the end of the year		(93,404)	(86,585)
Deferred tax assets, tax loss [member]
Statement Line Items [Line Items]
At the beginning of the year		(396,257)	(354,944)
Translation differences		497	1,014
Increase due to business combinations		(1,172)
Charged directly to other comprehensive income
Income statement charge / (credit)		14,100	(42,327)
Effect of adoption of new standards
At the end of the year		(382,832)	(396,257)
Deferred tax assets, other [member]
Statement Line Items [Line Items]
At the beginning of the year		(86,184)	(60,033)
Translation differences		286	(38)
Increase due to business combinations		(2,238)
Charged directly to other comprehensive income		(1,261)	1,587
Income statement charge / (credit)		(92,209)	(27,536)
Effect of adoption of new standards			(164)
At the end of the year		(181,606)	(86,184)
Deferred tax assets [member]
Statement Line Items [Line Items]
At the beginning of the year		(585,142)	(531,007)
Translation differences		1,451	4,955
Increase due to business combinations		(5,983)
Charged directly to other comprehensive income		(1,261)	1,610
Income statement charge / (credit)		(86,560)	(61,488)
Effect of adoption of new standards			788
At the end of the year		(677,495)	(585,142)
Deferred tax liabilities, fixed assets [member]
Statement Line Items [Line Items]
At the beginning of the year	[1]	710,995	744,926
Translation differences	[1]	(347)	(876)
Increase due to business combinations	[1]	5,621
Charged directly to other comprehensive income	[1]
Income statement charge / (credit)	[1]	(64,930)	(33,055)
Effect of adoption of new standards	[1]
At the end of the year	[1]	651,339	710,995
Deferred tax liabilities, inventory [member]
Statement Line Items [Line Items]
At the beginning of the year		25,048	34,934
Translation differences
Increase due to business combinations
Charged directly to other comprehensive income
Income statement charge / (credit)		(5,652)	(9,886)
Effect of adoption of new standards
At the end of the year		19,396	25,048
Deferred tax liabilities, intangible and other assets [member]
Statement Line Items [Line Items]
At the beginning of the year		46,532	55,585
Translation differences		(4)	92
Increase due to business combinations		11,209
Charged directly to other comprehensive income		423	288
Income statement charge / (credit)		59,902	(9,468)
Effect of adoption of new standards			35
At the end of the year		118,062	46,532
Deferred tab liabilities [member]
Statement Line Items [Line Items]
At the beginning of the year		782,575	835,445
Translation differences		(351)	(784)
Increase due to business combinations		16,830
Charged directly to other comprehensive income		423	288
Income statement charge / (credit)		(10,680)	(52,409)
Effect of adoption of new standards			35
At the end of the year		$ 788,797	$ 782,575

[1]	Includes the effect of currency translation on tax base. See Note 7.